Gain or Loss on Deregistration of Subsidiaries	12 Months Ended
Jun. 30, 2025
Gain or Loss on Deregistration of Subsidiaries [Abstract]
GAIN OR LOSS ON DEREGISTRATION OF SUBSIDIARIES

20. GAIN OR LOSS ON DEREGISTRATION OF SUBSIDIARIES

For the years ended June 30, 2025, 2024 and 2023, the Group closed several subsidiaries through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries had little business operations for years. As a result, the Group recognized gain from deregistration of subsidiaries of a total of $387,847 and $79,202 for the years ended June 30, 2025 and 2024, respectively, and loss from deregistration of subsidiaries in collective amounts of $347,423 for the year ended June 30, 2023.